10. Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2019
Recoverable Taxes
Schedule of recoverable taxes
	2019	2018

State VAT tax credits - ICMS (note 10.1)	2,621	2,335
Provision for non-realization of ICMS (VAT) tax credits	-	(28)
Social Integration Program/ Contribution for Social Security Financing - PIS/COFINS (note 10.2)	854	717
Social Security Contribution - INSS	321	328
Income tax and social contribution prepayments (*)	472	52
Other	49	20
Other recoverable taxes – Éxito Group	77	-
Total	4,394	3,424

Current	1,692	679
Noncurrent	2,702	2,745

(*) Includes Éxito’s prepayments.

Schedule of future realization of revoverable taxes

Management has implemented monitoring controls over the progress of the plan annually established, assessing and including new elements that contribute to the recoverability of ICMS tax credits. The expected recoverability of ICMS tax credits is demonstrated as follows:

Up to one year	438
From 1 to 2 years	370
From 2 to 3 years	361
From 3 to 4 years	366
From 4 to 5 years	350
More than 5 years	736
2,621